UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2557

Dreyfus Money Market Instruments, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	06/30/2012

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Money Market
Instruments, Inc.

SEMIANNUAL REPORT June 30, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
25	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Money Market
Instruments, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Money Market Instruments, Inc., covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After posting sharp declines at the start of the reporting period, many investments gained value over the fall of 2011 and in early 2012, when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, stocks and higher yielding bonds gave back some of their previous gains, while yields of U.S. Treasury securities declined to levels not seen since the 1940s. In contrast, yields of money market instruments remained near historical lows as the Federal Reserve Board left its target for short-term interest rates unchanged and prevailing yields remained low.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, potentially setting the stage for a stronger economic rebound in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through June 30, 2012, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, Dreyfus Money Market Instruments’ Money Market Series produced an annualized yield of 0.06%, and its Government Securities Series produced an annualized yield of 0.01%. Taking into account the effects of compounding, the fund’s Money Market Series and Government Securities Series also produced annualized effective yields of 0.06% and 0.01%, respectively.1

Yields of money market instruments remained near historical lows over the first half of 2012 as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged amid erratic economic growth.

The Fund’s Investment Approach

Each Series seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund’s Money Market Series invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks, or their subsidiaries or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by foreign governments or any of their political subdivisions or agencies. Normally the Money Market Series invests at least 25% of its total assets in domestic or dollar-denominated foreign bank obligations.

The Government Securities Series invests in short-term securities issued or guaranteed as to principal and interest by the U.S. government

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

or its agencies and instrumentalities, and repurchase agreements, including tri-party repurchase agreements.The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Economic Recovery Sputtered in the Spring

2012 began in the midst of an economic rebound. In January, the unemployment rate fell to 8.3% amid a net gain of 243,000 jobs. Even the long-depressed housing market showed signs of life when existing home sales posted a 5% gain. The U.S. economy continued to gain traction in February, with the private sector adding another 233,000 jobs and the unemployment rate holding steady. What’s more, retail and food service sales climbed 1.1% in February, which many saw as a promising sign for a domestic economy fueled mainly by consumers.

The recovery appeared to continue in March. Despite a decrease to 120,000 new jobs created during the month, the unemployment rate inched lower to 8.2%.The manufacturing and service sectors expanded for the 32nd and 27th consecutive months, respectively. However, gasoline prices surged higher, contributing to a modest decline in consumer confidence.

The expansion of the U.S. economy appeared to moderate in April. Only 77,000 jobs were added to the labor force during the month, but the unemployment rate dipped slightly to 8.1%, its lowest reading in more than three years. Manufacturing activity continued to increase, while the service sector posted relatively sluggish growth. It later was estimated that U.S. GDP growth slowed to a 1.9% annualized rate over the first quarter of 2012, primarily due to significant cuts in government spending.

May brought more disappointing news, including another subpar month of job creation and an uptick in the unemployment rate to 8.2%.While manufacturing activity continued to expand, it did so at a slower rate. Meanwhile, a resurgent debt crisis in Europe dominated the headlines when austerity measures encountered resistance in some countries, including Greece, threatening the region’s economic prospects.

June saw more mixed economic data. On one hand, the manufacturing sector contracted for the first time in three years, with weakness especially evident in new orders placed during the month. On the other hand, the U.S. housing market showed signs of life when home prices climbed for the first time in seven months. In addition, new unemployment claims fell over the latter part of the month, and many analysts were encouraged when European policymakers adopted new measures to shore up the region’s troubled banking system.

Rates Likely to Stay Low

As has been the case for the past several years, yields of money market instruments remained near zero percent throughout the reporting period. In addition, yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail. Therefore, we continued to maintain the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Despite recent swings in the economic outlook, the Fed has repeatedly reiterated its intention to keep short-term interest rates near historical lows at least through late 2014. Consequently, we intend to maintain the fund’s focus on quality and liquidity.

July 16, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Money
Market Series and Government Securities Series reflect the absorption of certain fund expenses by
The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Money Market Instruments, Inc. from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012

	Money Market Series	Government Securities Series
Expenses paid per $1,000†	$.80	$.55
Ending value (after expenses)	$1,000.30	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012

	Money Market Series	Government Securities Series
Expenses paid per $1,000†	$.81	$.55
Ending value (after expenses)	$1,024.07	$1,024.32

† Expenses are equal to the fund’s annualized expense ratio of .16% for Money Market Series and .11% for
Government Securities Series, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

MONEY MARKET SERIES
June 30, 2012 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—2.9%	Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.36%, 7/5/12	10,000,000		10,000,000
Nordea Bank Finland (Yankee)
0.25%, 7/10/12	10,000,000		10,000,000
Total Negotiable Bank Certificates of Deposit
(cost $20,000,000)			20,000,000

Commercial Paper—15.1%
Bank of Nova Scotia
0.08%, 7/2/12	30,000,000		29,999,933
Barclays U.S. Funding
0.10%, 7/2/12	20,000,000		19,999,944
JPMorgan Chase & Co.
0.01%, 7/2/12	30,000,000		29,999,992
Mizuho Funding LLC
0.36%, 7/16/12	25,000,000	[a]	24,996,250
Total Commercial Paper
(cost $104,996,119)			104,996,119

Asset-Backed Commercial Paper—1.8%
FCAR Owner Trust, Ser. II
0.29%, 7/16/12
(cost $12,498,490)	12,500,000		12,498,490

Time Deposits—25.9%
DnB Bank (Grand Cayman)
0.10%, 7/2/12	30,000,000		30,000,000
National Australia Bank (Grand Cayman)
0.09%, 7/2/12	30,000,000		30,000,000
Northern Trust Co. (Grand Cayman)
0.04%, 7/2/12	30,000,000		30,000,000
Royal Bank of Canada (Toronto)
0.10%, 7/2/12	30,000,000		30,000,000

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Time Deposits (continued)	Amount ($)	Value ($)
Swedbank (Grand Cayman)
0.08%, 7/2/12	30,000,000	30,000,000
U.S. Bank NA (Grand Cayman)
0.20%, 7/2/12	30,000,000	30,000,000
Total Time Deposits
(cost $180,000,000)		180,000,000

U.S. Treasury Bills—3.6%
0.06%, 7/12/12
(cost $24,999,542)	25,000,000	24,999,542

U.S. Treasury Notes—10.8%
0.11%, 7/16/12
(cost $75,043,108)	75,000,000	75,043,108

Repurchase Agreements—39.6%
Barclays Capital, Inc.
0.15%, dated 6/29/12, due 7/2/12 in the
amount of $86,001,075 (fully collateralized
by $62,784,600 U.S. Treasury Bonds, 4.50%,
due 8/15/39, value $87,720,104)	86,000,000	86,000,000
Deutsche Bank Securities Inc.
0.15%, dated 6/29/12, due 7/2/12 in the
amount of $110,001,375 (fully collateralized
by $5,339,000 Federal Farm Credit Bank, 0%,
due 11/16/12, value $5,336,704, $26,415,000
Federal Home Loan Bank, 1%, due 2/22/19,
value $26,515,847 and $80,200,000
Federal National Mortgage Association,
0.50%-1.30%, due 2/17/16-2/6/17,
value $80,348,276 )	110,000,000	110,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
RBS Securities, Inc.
0.16%, dated 6/29/12, due 7/2/12 in the
amount of $80,001,067 (fully collateralized
by $80,155,000 U.S. Treasury Notes, 1.75%,
due 5/15/22, value $81,604,202)	80,000,000	80,000,000
Total Repurchase Agreements
(cost $276,000,000)		276,000,000

Total Investments (cost $693,537,259)	99.7%	693,537,259
Cash and Receivables (Net)	.3%	1,998,450
Net Assets	100.0%	695,535,709

a Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2012, this security amounted to $24,996,250 or 3.6% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	43.9	Asset-Backed/Single Seller	1.8
Repurchase Agreements	39.6
U.S. Government	14.4		99.7

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF INVESTMENTS

GOVERNMENT SECURITIES SERIES
June 30, 2012 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agency—5.1%	Purchase (%)	Amount ($)		Value ($)
Federal National Mortgage Association
7/12/12
(cost $24,999,542)	0.06	25,000,000	[a]	24,999,542

U.S. Treasury Bills—30.4%
7/5/12
(cost $149,999,000)	0.06	150,000,000		149,999,000

Repurchase Agreements—65.1%
Barclays Capital, Inc.
dated 6/29/12, due 7/2/12 in the amount
of $22,000,275 (fully collateralized by
$16,061,200 U.S. Treasury Bonds, 4.50%,
due 8/15/39, value $22,440,059)	0.15	22,000,000		22,000,000
Credit Agricole CIB
dated 6/29/12, due 7/2/12 in the amount
of $40,000,500 (fully collateralized by
$40,894,500 U.S. Treasury Notes,
0.25%-0.75%, due 9/15/13-5/15/15,
value $40,800,083)	0.15	40,000,000		40,000,000
Credit Suisse Securities LLC
dated 6/29/12, due 7/2/12 in the amount
of $40,000,500 (fully collateralized by
$89,005,000 U.S. Treasury Strips,
due 5/15/40, value $40,801,670)	0.15	40,000,000		40,000,000
Deutsche Bank Securities Inc.
dated 6/29/12, due 7/2/12 in the amount
of $45,000,525 (fully collateralized by
$43,054,900 U.S. Treasury Notes, 2.13%,
due 8/15/21, value $45,900,019)	0.14	45,000,000		45,000,000
Goldman, Sachs & Co.
dated 6/29/12, due 7/2/12 in the amount
of $95,000,475 (fully collateralized by
$7,421,100 U.S. Treasury Bonds, 8%,
due 11/15/21, value $11,792,140 and
$76,430,485 U.S. Treasury Notes,
1.75%-4.75%, due 8/15/17-5/15/22,
value $85,107,860 )	0.06	95,000,000		95,000,000

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)
HSBC USA Inc.
dated 6/29/12, due 7/2/12 in the amount
of $40,000,433 (fully collateralized by
$38,055,000 U.S. Treasury Bonds, 3%,
due 5/15/42, value $40,804,796)	0.13	40,000,000	40,000,000
Merrill Lynch & Co. Inc.
dated 6/29/12, due 7/2/12 in the amount
of $40,000,467 (fully collateralized by
$38,271,100 U.S. Treasury Notes, 2.13%,
due 8/15/21, value $40,800,100)	0.14	40,000,000	40,000,000
Total Repurchase Agreements
(cost $322,000,000)			322,000,000

Total Investments (cost $496,998,542)		100.6%	496,998,542

Liabilities, Less Cash and Receivables		(.6%)	(2,895,896)

Net Assets		100.0%	494,102,646

a The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Repurchase Agreements	65.1	U.S. Government Agency	5.1
U.S. Treasury Bills	30.4		100.6
† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

	Money	Government
	Market	Securities
	Series	Series
Assets ($):
Investments in securities, at value—See Statement of Investments
(including repurchase agreements of $276,000,000 for the
Money Market Series and $322,000,000 for the
Government Securities Series)—Note 2(b)†	693,537,259	496,998,542
Cash	1,519,082	800,941
Interest receivable	533,739	2,117
Prepaid expenses	121,322	78,088
	695,711,402	497,879,688
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	66,531	45,510
Payable for shares of Common Stock redeemed	29,467	3,684,239
Accrued expenses	79,695	47,293
	175,693	3,777,042
Net Assets ($)	695,535,709	494,102,646
Composition of Net Assets ($):
Paid-in capital	695,520,979	494,103,315
Accumulated distributions in excess of
investment income—net	—	(555)
Accumulated net realized gain (loss) on investments	14,730	(114)
Net Assets ($)	695,535,709	494,102,646

Net Asset Value Per Share
	Money	Government
	Market	Securities
	Series	Series
Net Assets ($)	695,535,709	494,102,646
Shares Outstanding	695,504,478	494,103,315
Net Asset Value Per Share ($)	1.00	1.00
† Investments at cost ($)	693,537,259	496,998,542

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

	Money	Government
	Market	Securities
	Series	Series
Investment Income ($):
Interest Income	1,347,909	436,933
Expenses—Note 2(c):
Management fee—Note 3(a)	2,965,403	1,840,516
Registration fees	86,142	67,249
Custodian fees—Note 3(b)	72,035	48,031
Prospectus and shareholders’ reports	66,362	26,228
Directors’ fees and expenses—Note 3(c)	54,586	31,626
Shareholder servicing costs—Note 3(b)	41,747	91,022
Professional fees	33,240	27,943
Miscellaneous	15,717	12,400
Total Expenses	3,335,232	2,145,015
Less—reduction in expenses due to
undertakings—Note 3(a)	(2,399,171)	(1,742,007)
Less—reduction in fees due to
earnings credits—Note 3(b)	(405)	(96)
Net Expenses	935,656	402,912
Investment Income—Net	412,253	34,021
Net Realized Gain (Loss) on Investments—Note 2(b) ($)	15,753	(114)
Net Increase in Net Assets Resulting from Operations	428,006	33,907

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Money Market Series		Government Securities Series
Six Months Ended		Year Ended	Six Months Ended	Year Ended
	June 30, 2012	December 31,	June 30, 2012	December 31,
	(Unaudited)	2011	(Unaudited)	2011
Operations ($):
Investment income—net	412,253	900,833	34,021	228,897
Net realized gain
(loss) on investments	15,753	(1,023)	(114)	—
Net Increase (Decrease)
in Net Assets Resulting
from Operations	428,006	899,810	33,907	228,897
Dividends to
Shareholders from ($):
Investment income—net	(412,253)	(901,874)	(34,021)	(239,303)
Capital Stock Transactions
($1.00 per share):
Net proceeds
from shares sold	356,123,270	1,376,438,814	249,023,794	793,371,166
Dividends reinvested	15,648	33,741	8,090	33,159
Cost of shares
redeemed	(1,142,305,382)	(1,221,598,624)	(672,979,053)	(562,811,379)

Increase (Decrease)
in Net Assets from
Capital Stock
Transactions	(786,166,464)	154,873,931	(423,947,169)	230,592,946
Total Increase
(Decrease)
in Net Assets	(786,150,711)	154,871,867	(423,947,283)	230,582,540
Net Assets ($):
Beginning of Period	1,481,686,420	1,326,814,553	918,049,929	687,467,389
End of Period	695,535,709	1,481,686,420	494,102,646	918,049,929
Accumulated
undistributed
(distributions in
excess of) investment
income—net	—	—	—	(555)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Money Market Series

The following tables describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2012				Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.001	.002	.003	.026	.047
Distributions:
Dividends from
investment income—net	(.000)[a]		(.001)	(.002)	(.003)	(.026)	(.047)
Net asset value,
end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)	.03	[b]	.07	.16	.27	2.65	4.85
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.56	[b]	.56	.57	.59	.68	.67
Ratio of net expenses
to average net assets	.16	[b]	.16	.16	.50	.56	.55
Ratio of net investment
income to average
net assets	.07	[b]	.06	.16	.30	2.59	4.71
Net Assets, end of period
($ x 1,000)	695,536		1,481,686	1,326,815	1,401,002	1,952,444	1,584,222

a	Amount represents less than $.001 per share.
b	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

Government Securities Series

Six Months Ended
	June 30, 2012			Year Ended December 31,
	(Unaudited)	2011		2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00		1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000	[a]	.001	.002	.013	.044
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)	[a]	(.001)	(.002)	(.013)	(.044)
Net asset value, end of period	1.00	1.00		1.00	1.00	1.00	1.00
Total Return (%)	.01[b]	.03		.09	.23	1.32	4.47
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.58[b]	.58		.59	.61	.67	.72
Ratio of net expenses
to average net assets	.11[b]	.09		.16	.17	.50	.57
Ratio of net investment income
to average net assets	.01[b]	.03		.09	.23	1.08	4.36
Net Assets, end of period
($ x 1,000)	494,103	918,050		687,467	667,337	732,211	373,081

a	Amount represents less than $.001 per share.
b	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—General:

Dreyfus Money Market Instruments, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company issuing two series: the Money Market Series and the Government Securities Series. The fund accounts separately for the assets, liabilities and operations of each series. Each series’ investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 5 billion shares of $.001 par value Common Stock for the Money Market Series and 10 billion shares of $.001 par value Common Stock for the Government Securities Series.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Money Market Series investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	693,537,259
Level 3—Significant Unobservable Inputs	—
Total	693,537,259
† See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Government Securities Series investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	496,998,542
Level 3—Significant Unobservable Inputs	—
Total	496,998,542
† See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to both series are allocated between them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of the fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gains, if any, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains of either series can be offset by capital loss carryovers of that series, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each series is treated as a separate entity for purposes of determining such qualification.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The Money Market Series has an unused capital loss carryover of $1,023 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2011. These post-enactment short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions for the Money Market Series and the Government Securities Series paid to shareholders during the fiscal year ended December 31, 2011 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2012, the cost of investments for federal income tax purposes for each series was substantially the same as the cost for financial reporting purposes (See the Statement of Investments).

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for each series is computed at the annual rate of .50% of the value of the average daily net assets of each series and is payable monthly. The Manager had undertaken until June 30, 2012, to reduce the management fee paid by each series, if a series’ aggregate annual expenses exceed an annual rate of .16% of the value of the series’ average daily net assets.The reduction in expenses for the Money Market Series pursuant to the undertaking amounted to $2,386,251 during the period ended June 30, 2012.The reduction in expenses for the Government Securities Series pursuant to the undertaking amounted to $1,555,954 during the period ended June 30, 2012.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time.The reduction in expenses pursuant to the undertakings amounted to $12,920 for the Money Market Series and $186,053 for the Government Securities Series during the period ended June 30, 2012.

(b) Under the Shareholder Services Plan, each series reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of each series’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the series and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2012, the Money Market Series and the Government Securities Series were charged $21,464 and $55,483, respectively, pursuant to the Shareholder Services Plan.

Each series compensates Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each series. Since May 29, 2012, DTI has also provided certain cash management services for the fund. During the period ended June 30, 2012, the Money Market Series and the Government Securities Series were charged $12,346 and $23,449, respectively, pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

Each series compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for each series. During the period ended June 30, 2012, the Money Market Series and the Government Securities Series were charged $72,035 and $48,031, respectively, pursuant to the custody agreement. These fees were partially offset by earnings credits of $354 and $0, respectively.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, each series compensated The Bank of New York Mellon under a cash management agreement for performing cash management services related to each series’ subscriptions and redemptions. Subsequent to May 29, 2012, The Bank of New York Mellon has continued to provide shareholder redemption draft processing services. During the period ended June 30, 2012, the Money Market Series and the Government Securities Series was charged $1,066 and $2,003, respectively, pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $51 and $96, respectively.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Money Market Series consist of: management fees $287,582, custodian fees $35,158, Chief Compliance Officer fees $3,183 and transfer agency per account fees $8,400, which are offset against an expense reimbursement currently in effect in the amount of $267,792.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Government Securities Series consist of: management fees $202,735, custodian fees $22,922, Chief Compliance Officer fees $3,183 and transfer agency per account fees $16,000, which are offset against an expense reimbursement currently in effect in the amount of $199,330.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

Money Market Series

At a meeting of the fund’s Board of Directors held on March 6, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians and ranked in the first quartile of the Performance Group and Performance Universe in all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar

Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ profitability.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

Government Securities Series

At a meeting of the fund’s Board of Directors held on March 6, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians, including several periods in the first quartile, and ranked first in Performance Group for the first two consecutive periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense limitation arrangement and its effect on Dreyfus’ profitability.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	33

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2012

By: /s/James Windels
James Windels, Treasurer
Date:	August 20, 2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)